Short-term Bills Payable (Tables)	12 Months Ended
Dec. 31, 2020
Short Term Bills Payable [Abstract]
Summary of Short-term Bills Payable
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Commercial paper payable	$—	$7,000
Less: Discounts on commercial paper payable	—	$(1)
	$—	$6,999

Summary of Annual Interest Rates of Commercial Paper Payable	The annual interest rates of commercial paper payable were as follows:
	December 31
	2019	2020
Commercial paper payable	—	0.34%-0.36%